Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2011
Summary Of Significant Accounting Policies
Estimated Useful Lives Of Assets

Years
Drilling vessels and related equipment Drill pipe Furniture and other	5-35 3 3-10

Computation Of Basic And Diluted Earnings Per Share

	Net Income	Shares	Per Share Amount
Fiscal 2011:
Basic earnings per share	$271,674	64,754	$4.20
Effect of dilutive securities—
Stock options	—	649	(0.05)

Diluted earnings per share	$271,674	65,403	$4.15

Fiscal 2010:
Basic earnings per share	$256,996	64,391	$3.99
Effect of dilutive securities—
Stock options	—	637	(0.04)

Diluted earnings per share	$256,996	65,028	$3.95

Fiscal 2009:
Basic earnings per share	$250,745	64,167	$3.91
Effect of dilutive securities—
Stock options	—	326	(0.02)

Diluted earnings per share	$250,745	64,493	$3.89